Loan Payables (Details) - CNY (¥) ¥ in Thousands	Jul. 29, 2022	Dec. 29, 2021	Oct. 29, 2021	Jul. 27, 2021	Dec. 31, 2023	Nov. 03, 2023	Sep. 01, 2023	Jun. 13, 2023	Sep. 17, 2020
Loan Payables (Details) [Line Items]
Loan borrowed									¥ 20,000
Loan repaid amount	¥ 500	¥ 1,000	¥ 2,000	¥ 10,000
Loan outstanding balance					¥ 5,200	¥ 500	¥ 800	¥ 6,500
Zhejiang Youguan Automobile Service Co Ltd [Member]
Loan Payables (Details) [Line Items]
Weighted average interest rate									7.50%